FAIR VALUES OF FINANCIAL INSTRUMENTS (Details) (USD $)	Dec. 31, 2014		Dec. 31, 2013
Assets [Abstract]
Interest bearing deposits - time	$ 13,561,000		$ 17,999,000
Trading securities	203,000		498,000
Securities available for sale	533,178,000		462,481,000
Liabilities [Abstract]
Deposits with stated maturity	390,127,000
Subordinated debentures	35,569,000		40,723,000
Reciprocal deposits included in deposits with no stated maturity	13,600,000		11,200,000
Reciprocal deposits included in deposits with stated maturity	40,100,000		72,300,000
Recorded Book Balance [Member]
Assets [Abstract]
Cash and due from banks	48,326,000		48,156,000
Interest bearing deposits	25,690,000		70,925,000
Interest bearing deposits - time	13,561,000		17,999,000
Trading securities	203,000		498,000
Securities available for sale	533,178,000		462,481,000
Federal Home Loan Bank and Federal Reserve Bank Stock	19,919,000		23,419,000
Net loans and loans held for sale	1,407,634,000		1,362,635,000
Accrued interest receivable	5,995,000		5,948,000
Derivative financial instruments	619,000		494,000
Liabilities [Abstract]
Deposits with no stated maturity	1,534,175,000	[1]	1,440,225,000	[1]
Deposits with stated maturity	390,127,000	[1]	444,581,000	[1]
Other borrowings	12,470,000		17,188,000
Subordinated debentures	35,569,000		40,723,000
Accrued interest payable	380,000		445,000
Derivative financial instruments	366,000		0
Fair Value [Member]
Assets [Abstract]
Cash and due from banks	48,326,000		48,156,000
Interest bearing deposits	25,690,000		70,925,000
Interest bearing deposits - time	13,585,000		18,000,000
Trading securities	203,000		498,000
Securities available for sale	533,178,000		462,481,000
Net loans and loans held for sale	1,394,424,000		1,333,229,000
Accrued interest receivable	5,995,000		5,948,000
Derivative financial instruments	619,000		494,000
Liabilities [Abstract]
Deposits with no stated maturity	1,534,175,000	[1]	1,440,225,000	[1]
Deposits with stated maturity	389,139,000	[1]	446,366,000	[1]
Other borrowings	14,560,000		19,726,000
Subordinated debentures	23,328,000		27,871,000
Accrued interest payable	380,000		445,000
Derivative financial instruments	366,000		0
Quoted Prices in Active Markets for Identical Assets, (Level 1) [Member]
Assets [Abstract]
Cash and due from banks	48,326,000		48,156,000
Interest bearing deposits	25,690,000		70,925,000
Interest bearing deposits - time	0		0
Trading securities	203,000		498,000
Securities available for sale	0		0
Net loans and loans held for sale	0		0
Accrued interest receivable	2,000		1,000
Derivative financial instruments	0		0
Liabilities [Abstract]
Deposits with no stated maturity	1,534,175,000	[1]	1,440,225,000	[1]
Deposits with stated maturity	0	[1]	0	[1]
Other borrowings	0		0
Subordinated debentures	0		0
Accrued interest payable	21,000		20,000
Derivative financial instruments	0		0
Significant Other Observable Inputs, (Level 2) [Member]
Assets [Abstract]
Cash and due from banks	0		0
Interest bearing deposits	0		0
Interest bearing deposits - time	13,585,000		18,000,000
Trading securities	0		0
Securities available for sale	533,178,000		462,481,000
Net loans and loans held for sale	23,662,000		20,390,000
Accrued interest receivable	1,599,000		1,426,000
Derivative financial instruments	619,000		494,000
Liabilities [Abstract]
Deposits with no stated maturity	0	[1]	0	[1]
Deposits with stated maturity	389,139,000	[1]	446,366,000	[1]
Other borrowings	14,560,000		19,726,000
Subordinated debentures	23,328,000		27,871,000
Accrued interest payable	359,000		425,000
Derivative financial instruments	366,000		0
Significant Unobservable Inputs, (Level 3) [Member]
Assets [Abstract]
Cash and due from banks	0		0
Interest bearing deposits	0		0
Interest bearing deposits - time	0		0
Trading securities	0		0
Securities available for sale	0		0
Net loans and loans held for sale	1,370,762,000		1,312,839,000
Accrued interest receivable	4,394,000		4,521,000
Derivative financial instruments	0		0
Liabilities [Abstract]
Deposits with no stated maturity	0	[1]	0	[1]
Deposits with stated maturity	0	[1]	0	[1]
Other borrowings	0		0
Subordinated debentures	0		0
Accrued interest payable	0		0
Derivative financial instruments	$ 0		$ 0

[1]	Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $13.6 million and $11.2 million at December 31, 2014 and 2013, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $40.1 million and $72.3 million at December 31, 2014 and 2013, respectively.